Acquisition of Alpha Mind (Details) - Schedule of Classes of Assets Acquired and Liabilities - Parent Company [Member] ¥ in Thousands	Dec. 28, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Prepayments	6,872
Other current assets	973
Total current assets	34,589
Non-current assets:
Restricted cash- non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431
Current liabilities:
Accounts payable	17,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	6,454
Current liabilities	24,995
Non-current liabilities:
Operating lease liabilities, non-current
Total liabilities	24,995
Net tangible assets	¥ 15,436	[1]

[1]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.